Capital [Member] Performance Management - Capital - BlackRock Cash Funds: Treasury	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
There are currently no Capital Shares of BlackRock Cash Funds: Treasury outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for SL Agency Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Capital Shares would be substantially similar to SL Agency Shares because Capital Shares and SL Agency Shares are invested in the same portfolio of securities and performance would only differ to the extent that Capital Shares and SL Agency Shares have different expenses. The actual returns and seven-day yields of Capital Shares would have been lower than those of the SL Agency Shares because Capital Shares have higher expenses than the SL Agency Shares.
The bar chart and table in this section provide some indication of the risks of investing in BlackRock Cash Funds: Treasury by showing the changes in the Fund’s performance from year to year. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Updated information on the Fund’s performance can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at 1-888-204-3956.

Performance Past Does Not Indicate Future [Text]	How the Fund performed in the past is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table in this section provide some indication of the risks of investing in BlackRock Cash Funds: Treasury by showing the changes in the Fund’s performance from year to year.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	There are currently no Capital Shares of BlackRock Cash Funds: Treasury outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for SL Agency Shares of the Fund, which are not offered in this prospectus.
Bar Chart [Heading]	BlackRock Cash Funds: Treasury SL Agency Shares ANNUAL TOTAL RETURNS As of 12/31
Bar Chart Closing [Text Block]
During the ten-year period shown in the bar chart, the highest return for a quarter was 1.35% (quarter ended December 31, 2023) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2021).

Performance Table Heading	For the periods ended 12/31/25Average Annual Total Returns
Performance Table Narrative	Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-888-204-3956 (toll-free) or by visiting the Fund’s website at www.blackrock.com/cash.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s current 7-day yield
Money Market Seven Day Yield Phone	1-888-204-3956
Performance Availability Website Address [Text]	http://www.blackrock.com/cash
Performance Availability Phone [Text]	1-888-204-3956
SL Agency Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	1.35%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Sep. 30, 2021
Money Market Seven Day Yield	3.72%